UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number:
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Financial Officer
        ------------------------
Phone:  614-225-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/04
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        154
                                         --------------
Form 13F Information Table Value Total:  $ 169,618
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      526    14550 SH       SOLE                                      14550
Allstate Corp Com              COM              020002101     6441   149710 SH       SOLE                    79310             70400
American Elec Power Co         COM              025537101      473    15500 SH       SOLE                    14850               650
American Greetings Corp Cl A   COM              026375105     6272   286780 SH       SOLE                   174330            112450
American Pac Corp              COM              028740108      221    23200 SH       SOLE                    22500               700
Anadarko Pete Corp             COM              032511107      219     4300 SH       SOLE                     3900               400
Apache Corp Com                COM              037411105     3603    44425 SH       SOLE                    23025             21400
Bank Of America Corp           COM              060505104      439     5454 SH       SOLE                     5000               454
Belo Corp Com Ser A            COM              080555105     4382   154636 SH       SOLE                    84285             70351
Black & Decker Corp Com        COM              091797100     5442   110332 SH       SOLE                    59482             50850
Bowater Inc                    COM              102183100      584    12600 SH       SOLE                    11900               700
Brinks Co Com                  COM              109696104     5206   230245 SH       SOLE                   118945            111300
Brunswick Corp Com             COM              117043109     5193   163160 SH       SOLE                    91260             71900
Buckeye Technologies Inc       COM              118255108     1593   158500 SH       SOLE                   154700              3800
CCBT Financial Co              COM              12500Q102      301     8600 SH       SOLE                     8600
CPI Corp                       COM              125902106     2576   127467 SH       SOLE                    82785             44682
Capital Automotive REIT        COM              139733109      366    11425 SH       SOLE                    10925               500
Capital Corp Of West           COM              140065103      304     7693 SH       SOLE                     7693
Cardinal Health Inc Com        COM              14149Y108     2097    34290 SH       SOLE                    17440             16850
Charter One Fin'l              COM              160903100      282     8175 SH       SOLE                     8175
Cimarex Energy Co Com          COM              171798101     5975   223875 SH       SOLE                   119975            103900
Citigroup, Inc                 COM              172967101      561    11550 SH       SOLE                    10200              1350
Comerica Inc         Com       COM              200340107      460     8200 SH       SOLE                     7700               500
Conocophillips Com             COM              20825C104     3547    54094 SH       SOLE                    28130             25964
Corus Bankshares               COM              220873103      434    14000 SH       SOLE                    14000
Countrywide Financial Corp     COM              222372104      455     6000 SH       SOLE                     6000
Danielson Holding Corp         COM              236274106      707   242982 SH       SOLE                   157346             85636
Del Monte Foods                COM              24522P103      316    30350 SH       SOLE                    29300              1050
Devon Energy                   COM              25179M103      269     4700 SH       SOLE                     4700
Diamond Hill Investment Group  COM              25264R207       72    10373 SH       SOLE                    10373
Dominion Resources             COM              25746U109      294     4600 SH       SOLE                     4600
Eaton Corp                     COM              278058102      211     1950 SH       SOLE                     1950
First Data Corp Com            COM              319963104      247     6000 SH       SOLE                     6000
First Essex Bancorp            COM              320103104      390     6707 SH       SOLE                     6707
First Merchants                COM              320817109     1176    46083 SH       SOLE                    46083
First Source Corp              COM              336901103     1001    46536 SH       SOLE                    45636               900
First State Bancorp            COM              336453105      455    13100 SH       SOLE                    13100
Fortune Brands                 COM              349631101     2943    41160 SH       SOLE                    20610             20550
Freddie Mac                    COM              313400301      408     7000 SH       SOLE                     7000
Greenbrier Cos Inc             COM              393657101     1524    91000 SH       SOLE                    88200              2800
Grief Brothers Cl B            COM              397624206      415    11600 SH       SOLE                    11600
Heritage Prpperty Inv Trust    COM              42725M107      272     9575 SH       SOLE                     9075               500
ITLA Capital Corp              COM              450565106      589    11752 SH       SOLE                    11752
Jacobs Engr Group Del          COM              469814107      422     8800 SH       SOLE                                       8800
Johnson & Johnson              COM              478160104     2203    42649 SH       SOLE                    20950             21699
Kaydon Corp                    COM              486587108      343    13275 SH       SOLE                    12575               700
Kilroy Realty Corp             COM              49427F108      538    16415 SH       SOLE                    16415
Kimberly Clark                 COM              494368103      266     4500 SH       SOLE                     4500
Kimco Realty                   COM              49446R109      215     4800 SH       SOLE                     4800
Lancaster Colony               COM              513847103      217     4800 SH       SOLE                     4400               400
Lexington Corp Prop Tr SBI     COM              529043101      458    22695 SH       SOLE                    21945               750
Lodgenet Entnment Corp         COM              540211109     1279    69962 SH       SOLE                    68262              1700
Lufkin Inds Inc                COM              549764108      230     8000 SH       SOLE                     7700               300
MAF Bancorp Inc                COM              55261R108      450    10734 SH       SOLE                    10734
Mair Hldgs Inc                 COM              560635104      318    43700 SH       SOLE                    41600              2100
Manor Care Inc                 COM              564055101      693    20050 SH       SOLE                    19450               600
Maxwell Technologies Inc       COM              577767106      287    40370 SH       SOLE                    38070              2300
Meadwestvaco Corp Com          COM              583334107     2999   100820 SH       SOLE                    65270             35550
Mellon Financial Corp          COM              58551A108      385    12000 SH       SOLE                    12000
Merck & Co Inc Com             COM              589331107     2286    49480 SH       SOLE                    29680             19800
Merrill Lynch                  COM              590188108      252     4300 SH       SOLE                     4300
Mylan Labs Inc                 COM              628530107      449    17775 SH       SOLE                                      17775
National City Corp             COM              635405103      709    20900 SH       SOLE                    20900
Norfolk Southn Corp Com        COM              655844108     3267   138150 SH       SOLE                    71550             66600
PNC Financial Svcs Group       COM              693475105      383     7000 SH       SOLE                     7000
Pacific Union Bank Calif       COM              695025106     1743    68418 SH       SOLE                    67149              1269
Pacificare Health Sys Inc Com  COM              695112102    12784   189115 SH       SOLE                   104215             84900
Quaker City Bancorp Inc        COM              74731K106      726    15727 SH       SOLE                    15352               375
RAIT Investment Trust          COM              749227104      840    32805 SH       SOLE                    28355              4450
Safeco Corp                    COM              786429100      350     9000 SH       SOLE                     9000
Southtrust Corp                COM              844730101      223     6800 SH       SOLE                     5000              1800
Southwestern Energy Co         COM              845467109      464    19400 SH       SOLE                    18500               900
Summit Amer Television  Inc    COM              86600T109      996   253350 SH       SOLE                   246650              6700
Trinity Inds Inc               COM              896522109     4968   161105 SH       SOLE                    97880             63225
Trizetto Group Inc             COM              896882107     1220   189100 SH       SOLE                   184300              4800
US Bancorp                     COM              902973304     4200   141020 SH       SOLE                    77070             63950
US Oncology Inc                COM              90338W103      357    33150 SH       SOLE                    31850              1300
United Auto Group Inc          COM              909440109      626    20000 SH       SOLE                    19100               900
United Indust Corp             COM              910671106      202    11200 SH       SOLE                    10700               500
VVC Exploration Corp- Restrict COM              92240G101      259   304600 SH       SOLE                   304600
Valuevision Media Inc Cl A     COM              92047K107     2768   165755 SH       SOLE                    84150             81605
Viad Corp Com                  COM              92552R109     4274   170970 SH       SOLE                    87270             83700
Washington Mutual              COM              939322103      201     5000 SH       SOLE                                       5000
Webengine Corp                 COM              947626107       21   406700 SH       SOLE                   406700
Wells Fargo Co                 COM              949746101     3478    59060 SH       SOLE                    34360             24700
Westpac Banking  Adr           COM              961214301     1033    17100 SH       SOLE                    17100
Weyerhaeuser Co                COM              962166104     4395    68670 SH       SOLE                    36540             32130
AON Capital CORTS IV 8%        PFD              22082Y209      415    16000 SH       SOLE                    12000              4000
AT&T Capital Corp 8.25% Pfd    PFD              00206J209     1681    67300 SH       SOLE                    51300             16000
Ace Capital Tr 8.875% Pfd      PFD              004402103      396    15000 SH       SOLE                    13000              2000
Ace Ltd Cum 7.80% PFD Ser C    PFD              G0070K111     1108    39770 SH       SOLE                    33770              6000
Alabama Power 6.75% Pfd        PFD              010392587      298    11700 SH       SOLE                    11700
CBL & Assoc Ser C 7.75% Pfd    PFD              124830506      379    14000 SH       SOLE                    14000
CBL & Assoc Ser C 8.75% Pfd    PFD              124830308      329     6000 SH       SOLE                     6000
CPL Capital Quips 8% Pfd       PFD              12615P205      582    23000 SH       SOLE                    20000              3000
Capital Auto Pfd 7.5% Ser A    PFD              139733117      505    20000 SH       SOLE                    20000
Corporate Office Ppty Pfd 10%  PFD              22002T207      670    26000 SH       SOLE                    26000
Corporate Office Ppty Pfd 7.5% PFD              22002T603      224     8800 SH       SOLE                     8800
Corts TR IV Safeco Cap 8.375%  PFD              22082J202      440    15900 SH       SOLE                    15900
DQE Capital Corp 8.375% Pfd    PFD              23329F201      285    11000 SH       SOLE                     9000              2000
Delphi Financial 8% Pfd        PFD              247131204      256     9600 SH       SOLE                     9600
Developers Dvrfd Realty 8% PFD PFD              251591830      409    15150 SH       SOLE                    13150              2000
Duke Energy 7.0% Pfd           PFD              264399668      312     3000 SH       SOLE                     3000
Duke Energy 7.2% Pfd           PFD              264396201      278    11000 SH       SOLE                     8000              3000
Duke Realty Pfd Ser E 8.25%    PFD              264411844      702    28000 SH       SOLE                    22000              6000
Edison Intl Trust II Pfd 8.6%  PFD              26853P206      407    16000 SH       SOLE                    16000
Entergy Gulf Sts Pfd 7.56%     PFD              29364L847      205     2067 SH       SOLE                     2067
Equity OFC Ppptys 8.625% Ser C PFD              294741608      221     8800 SH       SOLE                     8800
Everest RE Capital Trust PFD A PFD              299807206      660    24000 SH       SOLE                    14000             10000
Federal Home Ln Mtg 5.1% Pfd   PFD              313400855      242     5300 SH       SOLE                     5300
Gables Residential Tr Pfd 7.5% PFD              362418402      669    25000 SH       SOLE                    25000
Grand Metro Del LP GTD Pfd 9.4 PFD              386087209      267    10000 SH       SOLE                    10000
Great West Life Ser A 7.25% Pf PFD              391369204      289    11400 SH       SOLE                    11400
Health Care REIT 7.875%        PFD              42217k304      765    28960 SH       SOLE                    28960
Huntington 7.875% PFD Cl C     PFD              44667X208     1273    45150 SH       SOLE                    45150
Innkeepers USA Pfd 8% Sec C    PFD              4576J0401      750    30000 SH       SOLE                    30000
J P Morgan Float PFD Adj Rate  PFD              46625H852     1756    35000 SH       SOLE                    34000              1000
Lehman ABS 7.50% 02-04 Dailmer PFD              21988G486      440    17000 SH       SOLE                    10000              7000
Lehman ABS 7.625% 02-16 Verizo PFD              21988G361      222     8000 SH       SOLE                                       8000
Lehman ABS 7.75% 02-15 CIT Cap PFD              21988G379      346    12200 SH       SOLE                     6200              6000
Lehman ABS 8.20% 02-12 Motorol PFD              21988G395      721    27000 SH       SOLE                    17000             10000
Lehman Bros Hldgs 8% Pfd Ser I PFD              52518B200      241     9500 SH       SOLE                     9500
Lehman Bros Holdings 6.5% Pfd  PFD              524908720      431    16000 SH       SOLE                    16000
Lexington Corp 8.05% Pfd       PFD              529043200      799    29860 SH       SOLE                    29860
MBNA Capital E Toprs 8.1%      PFD              55270B201      245     9000 SH       SOLE                     9000
Mills Corp 8.75% PFD Ser E     PFD              601148406      801    29550 SH       SOLE                    29550
National Rural Utils Sub Nt 20 PFD              637432709      208     8000 SH       SOLE                     8000
Nationwide Fin Srvs Cap Tr 7.1 PFD              63861E204      238     9400 SH       SOLE                     9400
Nexen Pfd Sub Notes 7.35%      PFD              65334H508      889    34000 SH       SOLE                    32000              2000
Northrup Grumman PFD E         PFD              666807409      311     3000 SH       SOLE                     3000
OGE Energy Cap Tr I Pfd 8.375% PFD              67084C200      302    11400 SH       SOLE                     8000              3400
Oxy Capital Tr I 8.16%         PFD              692070204     1329    53000 SH       SOLE                    53000
Pfd Plus Tr First American Fin PFD              740434659      744    29000 SH       SOLE                    29000
ProLogis Trust 7.92% Pfd Ser D PFD              743410508      230     8960 SH       SOLE                     8960
SL Green Realty Corp 7.625% Pf PFD              78440X309      695    27000 SH       SOLE                    27000
Saturns Sprint Cap 8.625% Tr   PFD              80411B209      777    29000 SH       SOLE                    27000              2000
Southern Union Pfd 7.55%       PFD              844030601      673    25160 SH       SOLE                    23160              2000
TXU Capital Tr Pfd 7.25%       PFD              873167209      602    24000 SH       SOLE                    22000              2000
Tommy Hilfiger Sr. Notes Pfd 9 PFD              430908202      261     9990 SH       SOLE                     9990
U S Cellular Corp 8.75% Sr Not PFD              911684207      428    15000 SH       SOLE                     5000             10000
UnionBancal Fin Tr I Cap 7.375 PFD              90905Q109      342    13500 SH       SOLE                    13500
Wisconsin Pow & Lt 6.5% Pfd    PFD              976826867      603    24000 SH       SOLE                    24000
XL Capital LTD Ser A 8%        PFD              G98255204      392    14000 SH       SOLE                    14000
XL Capital LTD Ser B 7.625%    PFD              G98255303      306    11000 SH       SOLE                    11000
Alliance Res Partners LP       LTD              01877R108      301     8750 SH       SOLE                     8750
Heritage Propane Partners      LTD              426918108      541    13120 SH       SOLE                    13120
Inergy L P                     LTD              456615103      326     6580 SH       SOLE                     4030              2550
Kaneb Pipe Line Partners LP    LTD              484169107      695    13690 SH       SOLE                    11490              2200
Municipal Mtg & Eqty LLC       LTD              62624B101      781    31550 SH       SOLE                    31550
Pacific Energy Partners LP     LTD              69422R105      712    24290 SH       SOLE                    20690              3600
Penn VA Resource Partners      LTD              707884102      264     7700 SH       SOLE                     7700
Plains All American Pipeline L LTD              726503105      777    23930 SH       SOLE                    20930              3000
Teppco Partners L P            LTD              872384102      357     8870 SH       SOLE                     6070              2800
Valero LP                      LTD              91913W104      502    10090 SH       SOLE                    10090